RECLAMATION OBLIGATIONS (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfReclamationObligationsLineItems [Line Items]
Reclamation obligations, beginning	$ 28,509	$ 28,148
Expenditures incurred	(755)	(981)
Reclamation obligations, ending	30,064	28,509
Reclamation Obligations
DisclosureOfReclamationObligationsLineItems [Line Items]
Reclamation obligations, beginning	28,509	28,148
Accretion	1,316	1,296
Expenditures incurred	(755)	(981)
Liability adjustments-income statement (note 23)	369	71
Liability adjustments-balance sheet (note 13)	625	(25)
Reclamation obligations, ending	$ 30,064	$ 28,509